Intangible Assets, Net (Details)	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Impaired Assets to be Disposed of by Method Other than Sale, Carrying Value of Asset	$ 758,504	$ 719,722
Land square meters	29,720	29,720
Amortization expense	$ 31,425	$ 16,502	$ 17,076